General Information and Basis of Presentation	6 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General Information and Basis of Presentation
1. General Information and Basis of Presentation
Imperial Petroleum Inc. (“Imperial”) was formed by StealthGas Inc (the “former Parent Company”) on May 14, 2021 under the laws of the Republic of the Marshall Islands. Initial share capital of Imperial consisted of 500 common shares. StealthGas Inc. separated its crude and product tankers by transferring to Imperial its interest in Clean Power Inc., MR Roi Inc., King of Hearts Inc. and Tankpunk Inc. (the “Subsidiaries”), each owning one tanker. The transfer was completed on November 10, 2021 in exchange for 4,774,772 newly issued common shares and 795,878 Series A 8.75% Preferred Shares (the “Series A Preferred Shares”) in Imperial. On December 3, 2021, StealthGas Inc. distributed the 4,775,272 common shares and 795,878 8.75% Series A Preferred Shares (with a liquidation preference of $25.00 per share) in Imperial to holders of StealthGas Inc.’s common stock on a pro rata basis
(the “Spin-Off”).
The accompanying unaudited interim consolidated financial statements include the accounts of Imperial and its wholly owned subsidiaries (collectively, the “Company”).
On June 21, 2023, the Company completed the
spin-off
transaction (the
“Spin-off”)
of its two Handysize drybulk carriers, “Eco Bushfire” and “Eco Angelbay” to its wholly-owned subsidiary C3is Inc. (“C3is”), which was formed by the Company in July 2022. Immediately prior to the
Spin-off,
Imperial received all issued and outstanding common shares and all 600,000 5.00% Series A Perpetual Convertible Preferred shares of C3is (Note 3) in exchange for the contribution of the entities owning the aforementioned vessels together with $5,000,000 in cash as working capital. Imperial, as the sole shareholder of C3is, distributed the C3is’s common shares to Company’s stockholders and warrant holders in accordance with the terms of the Company’s outstanding warrants on a pro rata basis on June 21, 2023. Common shares of C3is commenced trading on June 21, 2023 on the Nasdaq Capital Market under the ticker symbol “CISS”. C3is is a provider of international drybulk seaborne transportation services owning and operating the two Handysize drybulk carriers previously owned and operated by Imperial and is now a separate publicly traded company. Imperial Inc. continues to operate in the tanker and dry bulk shipping market and remains a publicly traded company.
The assets and liabilities of C3is on June 21, 2023, were as follows:

June 21, 2023
Cash and cash equivalents	5,000,000
Trade and other receivables	877,202
Inventories	124,813
Advances and prepayments	192,961
Due from related party	188,750
Vessels, net (after impairment of $8,996,023)	28,500,000
Trade accounts payable	816,187
Accrued and other liabilities	357,647
Deferred income	115,940
Net assets of C3is distributed to stockholders and warrantholders	33,593,952
Less investment in preferred shares of C3is issued as part of spin-off	(12,636,000)
Distribution of net assets of C3is to stockholders and warrantholders	20,957,952
The accompanying unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles, or U.S. GAAP, for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These unaudited interim consolidated financial statements have been prepared on the same basis and should be read in conjunction with the consolidated financial statements for the year ended December 31, 2022 included in the Company’s Annual Report on Form
20-F
filed with the Securities and Exchange Commission on April 3, 2023 (the “2022 Consolidated Financial Statements”) and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. The reporting and functional currency of the Company is the United States Dollar. Operating results for the six months ended June 30, 2023 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2023.
The consolidated balance sheet as of December 31, 2022 has been derived from the audited consolidated financial statements at that date, but does not include all of the information and footnotes required by U.S. GAAP for complete financial statements.
At June 30, 2023, the Company’s fleet was comprised of 8 tankers consisting of 5 medium range (M.R.) type product tankers, 2 Suezmax and 1 Aframax crude oil tanker as well as 2 Handysize drybulk carriers providing worldwide marine transportation services under long, medium or short-term charters.
The Company’s vessels are managed by Stealth Maritime Corporation S.A. (the “Manager”), a company controlled by members of the family of the Company’s Chief Executive Officer. The Manager, a related party, was incorporated in Liberia and registered in Greece on May 17, 1999 under the provisions of law 89/1967, 378/1968 and article 25 of law 27/75 as amended by article 4 of law 2234/94. (See Note 3).

As of June 30, 2023, the 12 subsidiaries included in the Company’s unaudited interim consolidated financial statements were:

Company	Date of Incorporation	Name of Vessel Owned by Subsidiary	Dead Weight Tonnage (“dwt”)	Acquisition Date
Clean Power Inc.	5/2/2007	Magic Wand	47,000	9/1/2008
MR Roi Inc.	5/2/2007	Clean Thrasher	47,000	27/2/2008
King of Hearts Inc.	17/3/2008	Clean Sanctuary	46,000	14/7/2009
Tankpunk Inc.	6/1/2008	Stealth Berana	115,804	26/7/2010
Nirvana Product Trading Inc	25/2/2022	Clean Nirvana	50,000	28/3/2022
Volume Jet Trading Inc.	25/2/2022	Clean Justice	47,000	31/5/2022
Intercontinental Crude and Product Enterprises Inc.	18/5/2022	Suez Enchanted	160,000	3/6/2022
Petroleum Trading and Shipping Inc.	21/4/2022	Suez Protopia	160,000	3/6/2022
Haven Exotic Trading Inc.	31/1/2023	Eco Wildfire	33,000	28/2/2023
Blue Oddysey International Inc.	31/1/2023	Glorieuse	38,000	27/2/2023
Drybulk International Trading and Shipping Inc.*	04/7/2022	Eco Bushfire	32,000	21/9/2022
Raw Commodities & Exports Inc.*	04/7/2022	Eco Angelbay	32,000	19/10/2022

*	Consolidated by the Company up to June 21, 2023, the date the Spin-Off of C3is Inc. was completed.
On April 28, 2023, the Company effected a
1-for-15
reverse stock split of its common stock. All numbers of common share
and
(loss)/
earnings
per share amounts, as well as warrant shares eligible for purchase under the Company’s warrants, exercise price of said warrants and conversion price of the Company’s Series C Preferred Shares, in these interim condensed consolidated financial statements have been retroactively adjusted to reflect this
1-for-15
reverse stock split.